[Missing Graphic Reference]	Douglas Scully Vice President, Corporate Counsel
One Corporate Drive, Shelton, CT 06484-6208 Tel 203 925-6960 douglas.scully@prudential.com

July 17, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:           Pruco Life Insurance Company of New Jersey (“Depositor”)
Pruco Life of New Jersey Flexible Premium Variable Annuity Account (“Registrant”)
Post-Effective Amendment No. 7 to Registration Statement on Form N-4
File Nos.  333-184891 and 811-07975
Rule 485(a) under the Securities Act of 1933

Members of the Commission:

Along with this letter, we are filing a post-effective amendment under Rule 485(a) to the above-captioned Form N-4 registration statement of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the “Registrant”) and Pruco Life Insurance Company of New Jersey (the “Depositor”).

The purpose of this post-effective amendment is to: (a) include an additional expense example that illustrates the impact of the minimum fees under the contract (i.e., not including a fee for optional living benefits) in addition to the expense example that illustrates the maximum fees; and (b) to clarify disclosure regarding the impact of selecting an optional living benefit.

After we receive comments from the staff, we will file another post-effective amendment that will reflect changes made in response to those comments and include financial statements, exhibits and other information required by Form N-4.

Please call me at (203) 925-6960 if you have any questions.

Very truly yours,

/s/Douglas Scully
Douglas Scully